Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Summary of Principal Amount, Debt Issuance Costs and Derivative Liability

The principal amount, debt issuance costs and derivative liability as of December 31, 2018 was as follows:

	As of April 17, 2018	Charge to profit and loss	Foreign currency translation adjustment	As of December 31, 2018
	RMB	RMB	RMB	RMB	US$
Principal amount	219,699	—	20,513	240,212	34,937
Issuance costs	(8,436)	—	—	(8,436)	(1,227)
Contingent redemption feature	(19,805)	—	4,208	(15,597)	(2,268)
Convertible notes	191,458	—	24,721	216,179	31,442
Derivative liability	20,237	(21,302)	1,065	—	—
Total	211,695	(21,302)	25,786	216,179	31,442

Summary of Aggregate Future Principal Payments for the Convertible Notes

As of December 31, 2018, aggregate future principal payments for the Convertible Notes were as follows:

	RMB	US$
1 year (Including 1 year)	—	—
1 year to 2 years (Including 2 years)	—	—
2 years to 3 years (Including 3 years)	240,212	35,000
Total	240,212	35,000